Lincoln Hedged Nasdaq-100 Fund
Schedule of Investments
September 30, 2024 (unaudited)

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENT–51.16%
INVESTMENT COMPANY–51.16%
Equity Fund–51.16%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA Nasdaq-100 Index Fund	354,720	$5,044,829
Total Affiliated Investment (Cost $4,319,632)		5,044,829
UNAFFILIATED INVESTMENTS–53.14%
INVESTMENT COMPANY–0.51%
Money Market Fund–0.51%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 4.94%)	50,104	50,104
Total Investment Company (Cost $50,104)		50,104

	Number of Contracts

OPTIONS PURCHASED–52.63%
CENTRALLY CLEARED–52.63%
Call Options–48.48%
Invesco QQQ TrustSM Series 1 ETF Strike price $9.60, expiration date 6/18/25, notional amount $24,000	25	1,194,993
Invesco QQQ TrustSM Series 1 ETF Strike price $9.60, expiration date 3/19/25, notional amount $24,000	25	1,195,443
Invesco QQQ TrustSM Series 1 ETF Strike price $9.60, expiration date 12/18/24, notional amount $24,000	25	1,196,252
	Number of Contracts	Value (U.S. $)
UNAFFILIATED INVESTMENTS (continued)
OPTIONS PURCHASED (continued)
CENTRALLY CLEARED (continued)
Call Options (continued)
Invesco QQQ TrustSM Series 1 ETF Strike price $9.43, expiration date 9/17/25, notional amount $23,575	25	$1,194,474
		4,781,162
Put Options–4.15%
Invesco QQQ TrustSM Series 1 ETF Strike price $480.18, expiration date 6/18/25, notional amount $2,400,900	50	120,634
Invesco QQQ TrustSM Series 1 ETF Strike price $480.18, expiration date 12/18/24, notional amount $2,400,900	50	65,075
Invesco QQQ TrustSM Series 1 ETF Strike price $480.18, expiration date 3/19/25, notional amount $2,400,900	50	96,419
Invesco QQQ TrustSM Series 1 ETF Strike price $471.44, expiration date 9/17/25, notional amount $2,357,200	50	127,088
		409,216
Total Options Purchased (Cost $5,169,334)		5,190,378
Total Unaffiliated Investments (Cost $5,219,438)		5,240,482

TOTAL INVESTMENTS–104.30% (Cost $9,539,070)	10,285,311

	Number of Contracts	Value (U.S. $)
OPTIONS WRITTEN–(3.86)%
CENTRALLY CLEARED–(3.86)%
Call Options–(2.11)%
Invesco QQQ TrustSM Series 1 ETF Strike price $566.66, expiration date 6/18/25, notional amount $(2,833,300)	(50)	(42,895)
Invesco QQQ TrustSM Series 1 ETF Strike price $520.47, expiration date 12/18/24, notional amount $(2,602,350)	(50)	(31,135)
Invesco QQQ TrustSM Series 1 ETF Strike price $543.04, expiration date 3/19/25, notional amount $(2,715,200)	(50)	(39,938)
Invesco QQQ TrustSM Series 1 ETF Strike price $550.83, expiration date 9/17/25, notional amount $(2,754,150)	(50)	(94,514)
(208,482)
Put Options–(1.75)%
Invesco QQQ TrustSM Series 1 ETF Strike price $422.56, expiration date 12/18/24, notional amount $(2,112,800)	(50)	(16,694)
Lincoln Hedged Nasdaq-100 Fund–1

Lincoln Hedged Nasdaq-100 Fund
Schedule of Investments (continued)
	Number of Contracts	Value (U.S. $)
OPTIONS WRITTEN (continued)
CENTRALLY CLEARED (continued)
Put Options (continued)
Invesco QQQ TrustSM Series 1 ETF Strike price $422.56, expiration date 6/18/25, notional amount $(2,112,800)	(50)	$(54,783)
Invesco QQQ TrustSM Series 1 ETF Strike price $422.56, expiration date 3/19/25, notional amount $(2,112,800)	(50)	(37,202)
Invesco QQQ TrustSM Series 1 ETF Strike price $414.87, expiration date 9/17/25, notional amount $(2,074,350)	(50)	(63,407)
(172,086)
Total Options Written (Premiums received $(453,618))		(380,568)
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.44%)		(43,752)
NET ASSETS APPLICABLE TO 869,828 SHARES OUTSTANDING–100.00%		$9,860,991

✧✧Standard Class shares.

Summary of Abbreviations:
ETF–Exchange-Traded Fund
See accompanying notes.
Lincoln Hedged Nasdaq-100 Fund–2

Lincoln Hedged Nasdaq-100 Fund
Notes
September 30, 2024 (unaudited)
1. Transactions with Affiliates
Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, Lincoln Financial Investments Corporation ("LFI") (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers' outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the period ended September 30, 2024, were as follows:
	Value 12/31/23	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 09/30/24	Number of Shares 09/30/24	Dividends	Capital Gain Distributions
INVESTMENT COMPANY-51.16%@
Equity Fund-51.16%@
✧✧LVIP SSGA Nasdaq-100 Index Fund	$1,748,176	$3,322,144	$423,711	$12,841	$385,379	$5,044,829	354,720	$—	$—

@ As a percentage of Net Assets as of September 30, 2024.
✧✧ Standard Class shares.
Lincoln Hedged Nasdaq-100 Fund–3